SHARE-BASED PAYMENTS - Fair value of share options (Details)	6 Months Ended
Dec. 31, 2021 USD ($) Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimates of options that will be exercised (as a percent)	100.00%
Directors and Sr, Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of shares (per option))	$ 5.42
Exercise price	$ 4.55
Expected volatility	29.69%
Expected dividend rate	0.00%
Risk-free interest rate	1.66%
Weighted average expected life of stock options | $	9.89
Weighted average fair value at measurement date (per option) | $	$ 2.47
Junior Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of shares (per option))	$ 13.98
Exercise price	$ 5.55
Expected volatility	42.18%
Expected dividend rate	0.00%
Risk-free interest rate	1.17%
Weighted average expected life of stock options | Y	9.22
Weighted average fair value at measurement date (per option) | $	$ 10.1